Debt - Additional Information (Detail) CAD in Millions, $ in Millions	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Long-term debt and capital lease obligation current and non-current	CAD 5,759	$ 4,047	CAD 4,839	$ 3,527
Annual maturities and principal repayments in 2015	131
Annual maturities and principal repayments in 2016	816
Annual maturities and principal repayments in 2017	29
Annual maturities and principal repayments in 2018	725
Annual maturities and principal repayments in 2019	CAD 439